28. Exploration and evaluation of oil and gas reserves (Tables)	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Of Oil And Gas Reserves
Summary of Changes in Balances of Capitalized Costs

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	12.31.2020	12.31.2019
Property plant and equipment
Opening Balance	4,262	4,132
Additions	428	510
Write-offs	(197)	(216)
Transfers	(494)	-
Cumulative translation adjustment	(975)	(164)
Closing Balance	3,024	4,262
Intangible Assets (**)	14,526	18,919
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	17,550	23,181
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.
(**) The signature bonuses related to the results of the 16th ANP bidding round and Surplus Oil of Transfer of Rights Agreement, in the amount of US$ 15,341, are described in note 24.1 to the consolidated financial statements for the year ended December 31, 2019.

Summary of Exploration Costs

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2020	2019	2018
Exploration costs recognized in the statement of income
Geological and geophysical expenses	296	477	330
Exploration expenditures written off (includes dry wells and signature bonuses)	456	308	87
Contractual penalties	38	4	91
Other exploration expenses	13	10	16
Total expenses	803	799	524
Cash used in :			0
Operating activities	307	485	346
Investment activities	532	17,265	1,273
Total cash used	839	17,750	1,619

Summary of Capitalized Exploratory and Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)	12.31.2020	12.31.2019
Exploratory well costs capitalized for a period of one year	118	219
Exploratory well costs capitalized for a period greater than one year	2,906	4,043
Total capitalized exploratory well costs	3,024	4,262
Number of projects relating to exploratory well costs capitalized for a period greater than one year	38	43

	Capitalized costs (2020)	Number of wells
2019	152	6
2018	44	1
2017	39	1
2016	58	3
2015 and previous years	2,613	80
Exploratory well costs that have been capitalized for a period greater than one year	2,906	91

(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.